Subsequent Events	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18 — SUBSEQUENT EVENTS

Change of WFOE

On January 2, 2023, BaiJiaYun WFOE, the Company’s subsidiary, terminated its VIE Agreements with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE. As a result, BaiJiaYun WFOE will no longer exercise effective control over, or receive substantially all of economics benefits of the VIE and its subsidiaries. On the same date, Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”), a wholly-owned subsidiary of the Company established in December 2022, entered into a series of agreements, including exclusive technical and consulting services agreement, powers of attorney, exclusive options agreements and equity interest pledge agreement (collectively referred as the “New VIE Agreements”) with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE to provide Zhejiang WFOE with the power, rights and obligations equivalent in all material aspects to those it would possess as the sole equity holder of BaiJiaYun VIE, including absolute control rights and the rights to the management operations, assets, property and revenue of BaiJiaYun VIE. The purpose of the New VIE agreements is solely to give Zhejiang WFOE the controlling financial interest over BaiJiaYun VIE’s management and operations. The key terms of the New VIE Agreements are substantially similar to the VIE agreements signed with BaiJiaYun WFOE. The change of WFOE is a transaction under common control.

Disposition of Fuwei Films (BVI) Co., Ltd. (the “Fuwei Disposition”)

In March 2023, the Company and Aoji Holdings Co., Ltd, entered into a securities purchase agreement, pursuant to which the Company agreed to sell all of its equity interests in Fuwei Films (BVI) Co., Ltd. to Aoji Holdings Co., Ltd for a purchase price of $30.0 million in cash. The Fuwei Disposition was closed in March 2023.

Disposition of Hongxin Wanda

In June 2023, the Company entered into an agreement to sell 15% of the equity interest in Hongxin Wanda to Gangjiang Li for an aggregate consideration of RMB87.95 million in cash. Meantime, the Company entered into an agreement to transfer another 15% of the equity interest in Hongxin Wanda to Shanghai Jiani Jiarui Enterprise Management Consulting Partnership Enterprise (limited partnership) (“Shanghai Jiani Jiarui”), an entity controlled by Gangjiang Li, in exchange for 175,900,000 fund shares in Baijiayun Saimeite (Deqing) Dixin Investment Partnership Enterprise (limited partnership) held by Shanghai Jiani Jiarui. The transactions were closed in June 2023 and upon the completion of the transaction, the Company no longer hold any equity interest in Hongxin Wanda.

Acquisition of Remaining 49% Equity Interests in Beijing Deran

In March 2023, the Company entered into a share purchase agreement with certain shareholders of Beijing Deran, pursuant to which the Company will acquire the remaining 49% equity interest of Beijing Deran by issuing a certain number of Class A ordinary shares with value equal to RMB6.3 million to such shareholders as part of the consideration, in addition to a cash consideration of RMB3.5 million. As of the date of this report, the Company has closed the proposed acquisition by the issuance of Class A ordinary shares and payment of the cash consideration.

Acquisition of Beijing Hydrogen

In March 2023, the Company entered into an equity acquisition agreement with shareholders of Beijing Hydrogen Data Information Technology Co., Ltd. (“Beijing Hydrogen”) to acquire 100% equity interest of Beijing Hydrogen for a total consideration of RMB107.7 million (approximately $15.7 million), payable in cash with amount of RMB3.2 million (approximately $0.5 million) and restricted Class A ordinary shares with amount of RMB104.5 million (approximately $15.2 million) of the Company. The proposed acquisition was closed in June 2023.

Acquisition of Wuhan Qiyun

In June 2023, the Company entered into an equity acquisition agreement with shareholders of Wuhan Qiyun Shilian Technology Co., Ltd. (“Wuhan Qiyun”) to acquire 85% equity interest of Wuhan Qiyun for a total consideration of RMB0.5 million in cash. The acquisition was closed in June 2023. Upon completion of the acquisition, the Company obtained 100% equity interest in Wuhan Qiyun.

Acquisition of Xinjiang BaiJiaYun

In April 2022, BJY signed an investment agreement with Xinjiang BaiJiaYun to acquire 51% equity interest of Xinjiang BaiJiaYun for a total consideration of approximately RMB5.1 million in cash through capital funding. The acquisition was completed in March 2023. See Note 9.

Convertible Note

In February 2023, the Company issued a convertible note with a principal amount of $10.0 million to BetterJoy Limited Partnership. The convertible note bears an annual interest rate of 4%, matures on February 1, 2025 and is convertible into Class A ordinary shares of the Company at a fixed conversion price of $10.00 per Class A ordinary share and a floor price of $7.00 per Class A ordinary share at the option of the holder and upon the occurrence of certain events of default.

Bank Loans

In March 2023 Nanjing Baishilian entered into a loan agreement with Bank of China to borrow $1,449,864 (RMB 10,000,000) as working capital. The loan should be repaid by March 20, 2024 and bears a floating interest rate of one year loan prime rate (“LPR”) minus 40 bps.

In March 2023, Nanjing BaiJiaYun entered into a loan agreement with Bank of China to borrow $1,449,864 (RMB 10,000,000) as working capital. The loan should be repaid by March 20, 2024 and bears a floating interest rate of one year LPR minus 40 bps.

Loan with Related Party

In January 2023, the Company borrowed $1,000,000 from Gangjiang Li. The borrowing is non-secured, interest free and due on January 31, 2024 and was repaid by the Company in full in February 2023.

RSUs Granted

In March 2023, the Company granted RSUs representing 90,000 Class A ordinary shares to its independent directors at no cost, with one-thirds of the total RSUs vesting on March 31, 2023, 2024 and 2025, respectively.

Other than the above mentioned events, the Company evaluated the subsequent event through July 18, 2023, the date of this report, and concluded that there are no material reportable subsequent events need to be disclosed.

20 — SUBSEQUENT EVENTS

The Company evaluated subsequent events from July 1, 2022 through January 20, 2023, which is the date the consolidated financial statements are issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than as disclosed below.

•        Plan of Merger with Fuwei Films (Holdings) Co., Ltd.

In July 2022, the Board of Directors of the Company approved that the Company enter into an agreement and plan of merger with Fuwei Films (Holdings) Co., Ltd. (“FFHL”), pursuant to which the Company will merge with a wholly-owned subsidiary of FFHL, with the Company being the surviving entity (the “Merger”), and the issued and outstanding share capital of the Company will be cancelled in exchange for newly issued shares of FFHL. The Merger was consummated on December 23, 2022. Immediately after the Merger, the securities issued and outstanding of FFHL included: (i) 29,201,849 class A ordinary shares, (ii) 54,583,957 class B ordinary shares, and (iii) warrants to subscribe for 17,964,879 class A ordinary shares. The warrants were issued by FFHL to certain preferred shareholders in lieu of the execution of the automatic conversion of certain preferred shares previously issued by the Company due to the Company’s need to complete necessary administrative registration required under Chinese regulations of outbound direct investments (“ODI”) for these shareholders to hold equity interest in FFHL.

•        Disposal of VIE’s Subsidiary

In September 2022, the Company completed the disposal of 100% equity interest of Wuhan BaiJiaYun with a cash consideration of $279,581 (RMB1,800,000). Upon closing, the Company no longer has any involvement in the operation of Wuhan BaiJiaYun. The disposal of this subsidiary did not represent a strategic shift that had a major effect on the Company’s operations and financial results.

•        Change of WFOE

On January 2, 2023, BaiJiaYun WFOE, the Company’s subsidiary, terminated its VIE Agreements with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE. As a result, BaiJiaYun WFOE will no longer exercise effective control over, or receive substantially all of economics benefits of the VIE and its subsidiaries. On the same date, Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”), a wholly-owned subsidiary of the Company established in December 2022, entered into a series of agreements, including exclusive technical and consulting services agreement, powers of attorney, exclusive options agreements and equity interest pledge agreement (collectively referred as the “New VIE Agreements”) with BaiJiaYun VIE and the shareholders of BaiJiaYun VIE to provide Zhejiang WFOE with the power, rights and obligations equivalent in all material aspects to those it would possess as the sole equity holder of BaiJiaYun VIE, including absolute control rights and the rights to the management operations, assets, property and revenue of BaiJiaYun VIE. The purpose of the New VIE agreements is solely to give Zhejiang WFOE the controlling financial interest over BaiJiaYun VIE’s management and operations. The key terms of the New VIE Agreements are substantially similar to the VIE agreements signed with BaiJiaYun WFOE. The transaction of change of WFOE was under common control.

•        Issuance of Ordinary Shares

Subject to the Board of Directors resolution on August 15, 2022 and the Chairman resolution dated on August 16, 2022, the Company issued 31,283,756 ordinary shares of the Company to the existing shareholders of ordinary and preferred shares. The total number of ordinary shares outstanding, assuming all preferred shares has been converted to ordinary shares, will be 126,144,178 shares after the issuance. No cash or other consideration was paid for the issuance of the ordinary shares. 7,568,651 of the ordinary shares issued to one shareholder is subject to a repurchase provision, where the Company will repurchase the shares at nil consideration if the Company does not complete the qualified IPO within six months from resolution date.

•        Loans with Related Party

In July 2022, the Company borrowed $10,000,000 from Gangjiang Li. The borrowing is non-secured, interest free and due on December 31, 2022, and was repaid by the Company in full in December 2022.

In October 2022, the Company borrowed $5,000,000 from Gangjiang Li. The borrowing is non-secured, interest free and due on December 31, 2022 and was repaid by the Company in full in December 2022.